Quarterly Report
June 30, 2022
MFS®  Research Fund
MFR-Q3

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 4.3%
General Dynamics Corp.	137,569	$30,437,141
Honeywell International, Inc.	402,743	70,000,761
Howmet Aerospace, Inc.	1,241,338	39,040,080
L3Harris Technologies, Inc.	181,253	43,808,850
Northrop Grumman Corp.	102,631	49,116,118
Raytheon Technologies Corp.	783,947	75,345,146
		$307,748,096
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	206,347	$48,091,232
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	635,788	$64,977,534
Automotive – 0.3%
Aptiv PLC (a)	278,424	$24,799,226
Biotechnology – 0.2%
Illumina, Inc. (a)	89,801	$16,555,712
Broadcasting – 0.2%
Warner Bros. Discovery, Inc. (a)	829,748	$11,135,218
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	1,504,713	$95,067,768
CME Group, Inc.	192,059	39,314,477
		$134,382,245
Business Services – 4.3%
Accenture PLC, “A”	399,378	$110,887,302
Cognizant Technology Solutions Corp., “A”	612,320	41,325,477
Fidelity National Information Services, Inc.	611,467	56,053,180
Fiserv, Inc. (a)	688,064	61,217,054
Global Payments, Inc.	275,055	30,432,085
Thoughtworks Holding, Inc. (a)	815,219	11,502,740
		$311,417,838
Cable TV – 1.5%
Cable One, Inc.	27,007	$34,820,665
Charter Communications, Inc., “A” (a)	149,682	70,130,508
		$104,951,173
Computer Software – 12.6%
Adobe Systems, Inc. (a)	283,799	$103,887,462
Atlassian Corp. PLC, “A” (a)	161,655	30,294,147
Black Knight, Inc. (a)	708,732	46,343,985
Cadence Design Systems, Inc. (a)	474,218	71,146,927
Elastic N.V. (a)	291,570	19,730,542
Microsoft Corp. (s)	1,990,904	511,323,874
NICE Systems Ltd., ADR (a)	148,318	28,543,799
Salesforce, Inc. (a)	579,421	95,627,642
		$906,898,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.0%
Apple, Inc. (s)	1,697,836	$232,128,138
Constellation Software, Inc.	36,368	53,988,906
		$286,117,044
Construction – 2.1%
AZEK Co., Inc. (a)	886,898	$14,846,672
Masco Corp.	739,416	37,414,450
Otis Worldwide Corp.	363,764	25,707,202
Sherwin-Williams Co.	180,586	40,435,011
Vulcan Materials Co.	237,999	33,819,658
		$152,222,993
Consumer Products – 1.4%
Colgate-Palmolive Co.	730,596	$58,549,963
Kimberly-Clark Corp.	325,885	44,043,358
		$102,593,321
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	274,860	$23,231,167
Electrical Equipment – 1.4%
Johnson Controls International PLC	1,158,664	$55,476,832
TE Connectivity Ltd.	339,001	38,357,963
Vertiv Holdings Co.	1,066,207	8,764,222
		$102,599,017
Electronics – 2.5%
Applied Materials, Inc.	683,224	$62,159,720
Lam Research Corp.	102,925	43,861,489
NXP Semiconductors N.V.	497,814	73,691,406
		$179,712,615
Energy - Independent – 3.9%
ConocoPhillips	1,202,514	$107,997,782
Diamondback Energy, Inc.	329,411	39,908,143
Hess Corp.	557,951	59,109,329
Pioneer Natural Resources Co.	189,660	42,309,353
Valero Energy Corp.	333,213	35,413,877
		$284,738,484
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	50,190	$10,569,010
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	794,023	$16,841,228
Mondelez International, Inc.	980,396	60,872,788
Oatly Group AB, ADR (a)(l)	2,627,051	9,089,596
PepsiCo, Inc.	552,610	92,097,983
		$178,901,595
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	205,898	$28,004,187
General Merchandise – 1.3%
Dollar General Corp.	190,620	$46,785,773
Dollar Tree, Inc. (a)	315,960	49,242,366
		$96,028,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.0%
Cigna Corp.	355,677	$93,728,003
Humana, Inc.	105,445	49,355,641
		$143,083,644
Insurance – 2.9%
Aon PLC	282,888	$76,289,236
Chubb Ltd.	311,394	61,213,833
Reinsurance Group of America, Inc.	308,567	36,191,823
Willis Towers Watson PLC	196,892	38,864,512
		$212,559,404
Internet – 6.0%
Alphabet, Inc., “A” (a)(s)	153,634	$334,808,431
Alphabet, Inc., “C” (a)	23,900	52,280,055
Meta Platforms, Inc., “A” (a)	274,209	44,216,201
		$431,304,687
Leisure & Toys – 1.0%
Electronic Arts, Inc.	577,887	$70,299,954
Machinery & Tools – 1.9%
Ingersoll Rand, Inc.	1,319,410	$55,520,773
PACCAR, Inc.	397,092	32,696,555
Roper Technologies, Inc.	125,684	49,601,191
		$137,818,519
Major Banks – 3.4%
JPMorgan Chase & Co.	942,299	$106,112,291
Morgan Stanley	974,372	74,110,734
PNC Financial Services Group, Inc.	433,330	68,366,474
		$248,589,499
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	235,556	$51,044,985
McKesson Corp.	191,186	62,366,785
		$113,411,770
Medical Equipment – 5.8%
Becton, Dickinson and Co.	225,221	$55,523,733
Boston Scientific Corp. (a)	1,825,544	68,038,025
Danaher Corp.	433,094	109,797,991
Envista Holdings Corp. (a)	910,641	35,096,104
Maravai Lifesciences Holdings, Inc., “A” (a)	1,180,705	33,543,829
Medtronic PLC	718,948	64,525,583
STERIS PLC	235,223	48,491,221
		$415,016,486
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	702,981	$17,131,647
Network & Telecom – 0.5%
Equinix, Inc., REIT	59,990	$39,414,630
Other Banks & Diversified Financials – 4.5%
Moody's Corp.	126,955	$34,527,951
Northern Trust Corp.	383,779	37,026,998
Truist Financial Corp.	1,669,447	79,181,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	871,238	$171,538,050
		$322,274,870
Pharmaceuticals – 6.0%
Eli Lilly & Co.	316,566	$102,640,194
Johnson & Johnson	425,997	75,618,727
Merck & Co., Inc.	1,145,626	104,446,722
Vertex Pharmaceuticals, Inc. (a)	343,902	96,908,145
Zoetis, Inc.	296,984	51,048,580
		$430,662,368
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	1,001,197	$69,923,598
CSX Corp.	1,063,810	30,914,319
		$100,837,917
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	176,959	$30,104,265
STORE Capital Corp., REIT	1,351,231	35,240,105
		$65,344,370
Restaurants – 1.4%
Starbucks Corp.	868,144	$66,317,520
Wendy's Co.	1,652,746	31,203,845
		$97,521,365
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	158,008	$37,997,764
Axalta Coating Systems Ltd. (a)	1,336,380	29,547,361
DuPont de Nemours, Inc.	891,398	49,543,901
		$117,089,026
Specialty Stores – 5.7%
Amazon.com, Inc. (a)(s)	2,349,561	$249,546,874
Home Depot, Inc.	319,946	87,751,589
Ross Stores, Inc.	552,990	38,836,488
Target Corp.	271,910	38,401,849
		$414,536,800
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	288,039	$92,186,882
T-Mobile US, Inc. (a)	367,293	49,415,600
		$141,602,482
Tobacco – 0.7%
Philip Morris International, Inc. (s)	545,242	$53,837,195
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	356,627	$34,214,794
Duke Energy Corp.	578,358	62,005,761
NextEra Energy, Inc.	742,197	57,490,580
PG&E Corp. (a)	2,470,921	24,659,792
Southern Co.	724,518	51,665,378
		$230,036,305
Total Common Stocks		$7,178,047,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.21% (v)	22,137,760	$22,135,546
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund – Class IM Shares, 1.36% (j)	2,613,049	$2,613,049
Securities Sold Short – (0.6)%
Telecommunications - Wireless – (0.6)%
Crown Castle International Corp., REIT	(247,822)	$(41,728,268)

Other Assets, Less Liabilities – 0.7%		54,102,457
Net Assets – 100.0%		$7,215,169,946
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,135,546 and $7,180,660,211, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2022, the fund had cash collateral of $687,461 and other liquid securities with an aggregate value of $149,602,603 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,178,047,162	$—	$—	$7,178,047,162
Mutual Funds	24,748,595	—	—	24,748,595
Total	$7,202,795,757	$—	$—	$7,202,795,757
Securities Sold Short	$(41,728,268)	$—	$—	$(41,728,268)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,355,775	$556,446,506	$624,664,406	$(2,329)	$—	$22,135,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$88,944	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.